Inventories, Net - Schedule of Inventories, Net (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Inventories, Net [Abstract]
Finished goods	$ 3,979,609	$ 3,086,585	$ 4,766,848
Inventory held for installation	189,035	146,615	180,597
Less: allowance for inventory obsolescence	(83,113)	(64,462)	(112,133)	$ (86,970)	$ (112,133)
Total	$ 4,085,531	$ 3,168,738	$ 4,835,312